Segment reporting - Segment results (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement
Net interest income	[1]	$ 17,161	$ 16,858	$ 16,696
Net fee income		1,671	1,482	1,592
Net wealth management and insurance income		808	1,211	751
Trading income		664	719	895
Other income		(698)	952	249
Net operating income before operating expenses and impairment charges		19,606	21,222	20,183
Operating expenses		(10,802)	(13,311)	(12,739)
Impairment (charges)/benefits		(335)	590	(3,178)
Profit before income tax (expense)/benefit		8,469	8,501	4,266
Income tax (expense)/benefit		(2,770)	(3,038)	(1,974)
Net profit attributable to NCI		(5)	(5)	(2)
Cash earnings		5,694	5,458	2,290
Net cash earnings adjustments		418	106	(318)
Net profit attributable to owners of Westpac Banking Corporation (WBC)		5,694	5,458	2,290
Balance sheet
Loans		739,647	709,784	693,059
Deposits and other borrowings		659,129	626,955	591,131
Consumer and Business Banking
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)		4,209	4,784	3,375
Balance sheet
Loans		559,501	541,084	529,773
Deposits and other borrowings		413,909	394,995	370,878
Consumer
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)		3,291	3,707	3,287
Balance sheet
Loans		474,604	462,699	449,012
Deposits and other borrowings		280,574	266,445	251,920
Business
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)		918	1,077	88
Balance sheet
Loans		84,897	78,385	80,761
Deposits and other borrowings		133,335	128,550	118,958
Westpac Institutional Bank
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)		687	(533)	480
Impairment of assets, including goodwill and other intangible assets		0	1,192
Balance sheet
Loans		85,182	67,749	66,909
Deposits and other borrowings		116,552	99,349	104,862
Westpac New Zealand
Income Statement
Net cash earnings adjustments		2	(2)	7
Net profit attributable to owners of Westpac Banking Corporation (WBC)		1,077	948	619
Balance sheet
Loans		85,285	88,409	81,434
Deposits and other borrowings		71,202	75,756	68,473
Specialist Businesses
Income Statement
Net cash earnings adjustments				(31)
Net profit attributable to owners of Westpac Banking Corporation (WBC)		(723)	162	(570)
Impairment of assets, including goodwill and other intangible assets		167	141
Balance sheet
Loans		9,866	12,550	14,942
Deposits and other borrowings		9,457	8,744	7,569
Group Businesses
Income Statement
Net cash earnings adjustments		416	108	(294)
Net profit attributable to owners of Westpac Banking Corporation (WBC)		444	97	(1,614)
Impairment of assets, including goodwill and other intangible assets		166	6
Balance sheet
Loans		(187)	(8)	1
Deposits and other borrowings		48,009	48,111	39,349
Operating segments
Income Statement
Net interest income		16,605	16,714	17,086
Net fee income		1,671	1,482	1,592
Net wealth management and insurance income		809	1,206	759
Trading income		620	715	928
Other income		(704)	921	261
Net operating income before operating expenses and impairment charges		19,001	21,038	20,626
Operating expenses		(10,791)	(13,283)	(12,700)
Impairment (charges)/benefits		(335)	590	(3,178)
Profit before income tax (expense)/benefit		7,875	8,345	4,748
Income tax (expense)/benefit		(2,594)	(2,988)	(2,138)
Net profit attributable to NCI		(5)	(5)	(2)
Cash earnings		5,276	5,352	2,608
Operating segments | Consumer and Business Banking
Income Statement
Net interest income		12,012	12,473	12,716
Net fee income		840	794	856
Net wealth management and insurance income		51	52	47
Other income		50	21	17
Net operating income before operating expenses and impairment charges		12,953	13,340	13,636
Operating expenses		(6,585)	(7,116)	(6,432)
Impairment (charges)/benefits		(344)	609	(2,387)
Profit before income tax (expense)/benefit		6,024	6,833	4,817
Income tax (expense)/benefit		(1,815)	(2,049)	(1,442)
Cash earnings		4,209	4,784	3,375
Operating segments | Consumer
Income Statement
Net interest income		8,985	9,486	9,711
Net fee income		513	449	568
Net wealth management and insurance income		51	52
Other income		48	17	12
Net operating income before operating expenses and impairment charges		9,597	10,004	10,291
Operating expenses		(4,689)	(4,898)	(4,323)
Impairment (charges)/benefits		(201)	184	(1,277)
Profit before income tax (expense)/benefit		4,707	5,290	4,691
Income tax (expense)/benefit		(1,416)	(1,583)	(1,404)
Cash earnings		3,291	3,707	3,287
Operating segments | Business
Income Statement
Net interest income		3,027	2,987	3,005
Net fee income		327	345	288
Net wealth management and insurance income				47
Other income		2	4	5
Net operating income before operating expenses and impairment charges		3,356	3,336	3,345
Operating expenses		(1,896)	(2,218)	(2,109)
Impairment (charges)/benefits		(143)	425	(1,110)
Profit before income tax (expense)/benefit		1,317	1,543	126
Income tax (expense)/benefit		(399)	(466)	(38)
Cash earnings		918	1,077	88
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income		1,110	925	1,117
Net fee income		605	614	605
Trading income		516	608	822
Other income		18	91	1
Net operating income before operating expenses and impairment charges		2,249	2,238	2,545
Operating expenses		(1,181)	(2,595)	(1,343)
Impairment (charges)/benefits		(85)	(162)	(403)
Profit before income tax (expense)/benefit		983	(519)	799
Income tax (expense)/benefit		(296)	(14)	(319)
Cash earnings		687	(533)	480
Operating segments | Westpac New Zealand
Income Statement
Net interest income		2,106	1,987	1,832
Net fee income		184	140	123
Net wealth management and insurance income		54	113	158
Trading income		43	58	27
Other income		116	12	11
Net operating income before operating expenses and impairment charges		2,503	2,310	2,151
Operating expenses		(1,072)	(1,062)	(998)
Impairment (charges)/benefits		25	79	(302)
Profit before income tax (expense)/benefit		1,456	1,327	851
Income tax (expense)/benefit		(381)	(377)	(239)
Cash earnings		1,075	950	612
Operating segments | Specialist Businesses
Income Statement
Net interest income		474	494	519
Net fee income		46	65	86
Net wealth management and insurance income		703	1,145	598
Trading income		41	33	57
Other income		(942)	212	(8)
Net operating income before operating expenses and impairment charges		322	1,949	1,252
Operating expenses		(1,047)	(1,478)	(1,547)
Impairment (charges)/benefits		67	66	(256)
Profit before income tax (expense)/benefit		(658)	537	(551)
Income tax (expense)/benefit		(61)	(373)	14
Net profit attributable to NCI		(4)	(2)	(2)
Cash earnings		(723)	162	(539)
Operating segments | Group Businesses
Income Statement
Net interest income		903	835	902
Net fee income		(4)	(131)	(78)
Net wealth management and insurance income		1	(104)	(44)
Trading income		20	16	22
Other income		54	585	240
Net operating income before operating expenses and impairment charges		974	1,201	1,042
Operating expenses		(906)	(1,032)	(2,380)
Impairment (charges)/benefits		2	(2)	170
Profit before income tax (expense)/benefit		70	167	(1,168)
Income tax (expense)/benefit		(41)	(175)	(152)
Net profit attributable to NCI		(1)	(3)
Cash earnings		28	(11)	(1,320)
Net cash earnings adjustment
Income Statement
Net interest income		556	144	(390)
Net wealth management and insurance income		(1)	5	(8)
Trading income		44	4	(33)
Other income		6	31	(12)
Net operating income before operating expenses and impairment charges		605	184	(443)
Operating expenses		(11)	(28)	(39)
Profit before income tax (expense)/benefit		594	156	(482)
Income tax (expense)/benefit		(176)	(50)	164
Cash earnings		418	106	(318)
Net cash earnings adjustments		$ 418	$ 106	$ (318)

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.